Derivative Instruments and Hedging Activities (Assets and Liabilities - Current vs. Noncurrent Derivative instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 271	$ 85
Derivative Liability, Current	168	83
Derivative Asset, Noncurrent	374	148
Derivative Liability, Noncurrent	306	301
Total asset derivatives	645	233
Total liability derivatives	$ 474	$ 384
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other current assets, net of CECL allowance of $2 and $0, respectively
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other assets
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities